LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

Supplemental cash flow information related to operating leases was as follows:

	Year Ended December 31,
	2023	2022	2021
Cash payments for operating leases	$537	$550	$460
Lease operating expenses	$562	$588	$480
New operating lease assets obtained in exchange for operating lease liabilities	$154	$—	$1,824

SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES
Operating Leases
2024	$536
2025	520
2026	482
2027	211
Total future lease payments	1,749
Less imputed interest	(118)
Total lease liability balance	$1,631